Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	December 31, 2017	December 31, 2016
Intellectual property acquired from UTC	$1,864	$2,311
Intellectual property acquired from H2 Logic A/S	129	215
Intellectual property acquired from Protonex	8,507	10,331
Internally generated fuel cell intangible assets	1,690	2,182
ERP management reporting software system	5,738	3,015
Intellectual property acquired by Ballard Power Systems Europe	22	29
	$17,950	$18,083

Disclosure of reconciliation of changes in intangible assets

Intangible assets		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2016	$62,068	$45,739	$16,329
Additions to and acquisition of intangible assets	4,103	—	4,103
Amortization expense	—	1,579	(1,579)
Impairment charges (note 27)	—	770	(770)
At December 31, 2016	66,171	48,088	18,083
Additions to and acquisition of intangible assets	3,376	—	3,376
Amortization expense	—	2,309	(2,309)
Impairment charges (note 27)	—	1,200	(1,200)
At December 31, 2017	$69,547	$51,597	$17,950